Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net income (loss)	$ (2,634)	$ (2,977)	$ (7,831)	$ (7,969)	$ (11,017)	$ (12,257)
Foreign currency translation adjustments, net of tax	47		104	(10)	(32)	(4)
Comprehensive loss	$ (2,587)	$ (2,977)	$ (7,727)	$ (7,979)	$ (11,049)	$ (12,261)